Financial liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Text block1 [abstract]
Detail of financial liabilities	Detail of financial liabilities

	As of December 31, 2022	As of December 31, 2023

	$ in thousands
Conditional advances	-	1,448
Lease debts	49,358	42,948
State Guaranteed loan « PGE »	13,569	8,950
EIB loan	-	18,046
EIB warrants	-	7,797
Other non-current financial liabilities	6,962	12,884
Total non-current financial liabilities and non-current lease debts	69,889	92,073
Lease debts	7,872	8,502
State Guaranteed loan « PGE »	4,972	5,162
Other current financial liabilities	116	126
Total current financial liabilities and current lease debts	12,960	13,790
Trade payables	21,456	19,069
Other current liabilities	13,179	10,219
Total Financial liabilities	117,484	135,151

Disclosure of assumptions and results of the warrants valuation

The assumptions and results of the warrants valuation are detailed in the following tables:

Warrants Tranche A
Grant date *	4/17/2023
Expiration date	4/17/2043
Number of options granted	2,779,188
Share entitlement per option	1
Exercise price (in euros per option)	1.92
Valuation method	Longstaff Schwartz

* The grant date retained is the collection date of the Tranche A as this is the issuance date defined in the contract.

	Warrants Tranche A
	As of April 17, 2023	As of December 31, 2023
Number of warrants granted	2,779,188	2,779,188
Share price (in euros)	1.87	2.76
Average life of options (in years)	20	19.55
Expected volatility	81.3%	67.6%
Put option cap (in € thousands)	7.196	8.256
Discount rate	2.85%	2.5%
Expected dividends	0%	0%
Fair value per options (in euros per share)	1.73	2.54
Fair value in $ thousands	5,280	7,797

Disclosure of sensitivity analysis on the expected volatility

We conducted sensitivity analysis on the expected volatility of 5% as a standard practice. As shown in the tables below, the sensitivity of the fair value to the expected volatility is not significant:

As of April 17, 2023	Fair value in $ thousands
Expected volatility -5%	5,261
Expected volatility	5,280
Expected volatility +5%	5,286

As of December 31, 2023	Fair value in $ thousands
Expected volatility -5%	7,690
Expected volatility	7,797
Expected volatility +5%	7,871

Due dates of the financial liabilities	Due dates of the financial liabilities

Balance as of December 31, 2023	Book value	Less than One Year	One to Five Years	More than Five Years
	$ in thousands
Lease debts	51,450	8,502	28,369	14,579
Financial liabilities	54,413	5,289	21,862	27,263
Financial liabilities	105,863	13,790	50,230	41,842
Trade payables	19,069	19,069	-	-
Other current liabilities	10,219	10,219	-	-
Total financial liabilities	135,151	43,078	50,230	41,842

Balance as of December 31, 2022	Book value	Less than One Year	One to Five Years	More than Five Years
	$ in thousands
Lease debts	57,230	7,872	26,412	22,946
Financial liabilities	25,619	5,088	19,947	584
Financial liabilities	82,849	12,960	46,359	23,530
Trade payables	21,456	21,456	-	-
Other current liabilities	13,179	13,179	-	-
Total financial liabilities	117,484	47,595	-	-